Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 6,347	$ 8,716
Securities available for sale, at fair value	252,696	214,190
Stock in Federal Home Loan Bank, at cost	7,679	7,073
Mortgage-backed securities:
Available for sale, at fair value	433	554
Held to maturity, at cost	43,074	25,921
Loans receivable:
Held for sale, at fair value	69,079	163,834
Held for investment, net	715,713	766,601
Allowance for loan losses	(20,383)	(31,829)
Accrued interest receivable	4,098	4,402
Foreclosed assets held for sale, net	11,252	17,040
Premises and equipment, net	12,033	11,637
Investment in LLCs	16,499	17,222
Deferred income tax asset, net	12,273	17,199
Other assets	13,362	18,266
Total assets	1,144,155	1,240,826
Liabilities:
Customer deposit accounts	748,193	870,946
Brokered deposit accounts		21,367
Advances from Federal Home Loan Bank	155,000	127,000
Subordinated debentures	25,774	25,774
Escrows	8,458	8,760
Income taxes payable	70	3,490
Accrued expenses and other liabilities	11,143	11,986
Total liabilities	948,638	1,069,323
Stockholders' equity:
Common stock of $0.15 par value: 20,000,000 authorized; 9,857,112 shares issued at September 30, 2013 and 2012	1,479	1,479
Additional paid-in capital	16,613	16,657
Retained earnings	217,143	189,516
Treasury stock, at cost; 1,989,498 shares at September 30, 2013 and 2012	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	(1,300)	2,269
Total stockholders' equity	195,517	171,503
Total liabilities and stockholders' equity	$ 1,144,155	$ 1,240,826